iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 29,416 $ 19,184,527
General Electric Co. ....................... 125,090 25,464,571
44,649,098
a
Air Freight & Logistics  —  1 .1%
CH Robinson Worldwide, Inc. ................ 152,092 15,131,633
Expeditors International of Washington, Inc. ....... 243,661 27,675,016
42,806,649
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 69,065 4,311,037
a
Automobiles  —  2 .2%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 335,166 4,209,685
Tesla, Inc.
(a)
............................. 195,257 79,000,982
83,210,667
a
Banks  —  0 .7%
Huntington Bancshares, Inc. ................. 743,714 12,791,881
PNC Financial Services Group, Inc. (The) ........ 53,551 10,761,074
Truist Financial Corp. ...................... 85,873 4,089,272
27,642,227
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 770,733 48,926,131
Keurig Dr Pepper, Inc. ..................... 155,903 5,004,486
PepsiCo, Inc. ........................... 108,854 16,403,209
70,333,826
a
Biotechnology  —  2 .3%
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 22,533 6,113,428
Amgen, Inc. ............................ 46,153 13,172,989
Biogen, Inc.
(a)
........................... 22,982 3,307,799
Gilead Sciences, Inc. ...................... 487,398 47,375,086
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,737 3,187,906
Vertex Pharmaceuticals, Inc.
(a)
................ 29,417 13,581,241
86,738,449
a
Broadline Retail  —  0 .2%
MercadoLibre, Inc.
(a)
....................... 3,731 7,171,691
a
Building Products  —  2 .3%
Carrier Global Corp. ....................... 106,505 6,963,297
Fortune Brands Innovations, Inc. .............. 56,603 4,056,737
Johnson Controls International PLC ............ 135,800 10,592,400
Lennox International, Inc. ................... 26,859 15,911,809
Owens Corning .......................... 22,053 4,069,881
Trane Technologies PLC .................... 131,968 47,871,392
89,465,516
a
Capital Markets  —  4 .3%
Bank of New York Mellon Corp. (The) ........... 325,714 27,988,604
Cboe Global Markets, Inc. ................... 22,891 4,677,318
FactSet Research Systems, Inc. ............... 12,588 5,971,873
Moody's Corp. ........................... 43,002 21,476,919
Morgan Stanley .......................... 318,455 44,083,726
Nasdaq, Inc. ............................ 119,727 9,858,321
Raymond James Financial, Inc. ............... 43,792 7,378,076
S&P Global, Inc. ......................... 71,118 37,081,636
State Street Corp. ........................ 50,212 5,102,544
163,619,017
a
Chemicals  —  1 .6%
Ecolab, Inc. ............................ 199,645 49,949,183
International Flavors & Fragrances, Inc. .......... 65,192 5,677,571
Security Shares Value
a
Chemicals (continued)
Linde PLC ............................. 8,351 $ 3,725,548
PPG Industries, Inc. ....................... 30,873 3,562,127
62,914,429
a
Commercial Services & Supplies  —  0 .5%
Veralto Corp. ............................ 169,154 17,488,832
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 123,476 14,228,139
Cisco Systems, Inc. ....................... 416,206 25,222,084
39,450,223
a
Construction & Engineering  —  0 .1%
Quanta Services, Inc. ...................... 13,283 4,085,984
a
Construction Materials  —  1 .2%
CRH PLC .............................. 446,454 44,212,340
a
Consumer Finance  —  1 .5%
American Express Co. ..................... 134,021 42,544,966
Discover Financial Services .................. 33,896 6,816,147
Synchrony Financial ....................... 110,293 7,608,011
56,969,124
a
Consumer Staples Distribution & Retail  —  1 .0%
Costco Wholesale Corp. .................... 22,922 22,460,809
Kroger Co. (The) ......................... 132,021 8,137,775
Target Corp. ............................ 65,596 9,046,344
39,644,928
a
Containers & Packaging  —  0 .1%
Ball Corp. .............................. 85,995 4,789,921
a
Distributors  —  0 .6%
LKQ Corp. ............................. 572,575 21,408,579
a
Diversified Telecommunication Services  —  0 .4%
Verizon Communications, Inc. ................ 380,339 14,981,553
a
Electric Utilities  —  0 .4%
Eversource Energy ....................... 244,266 14,089,263
a
Electronic Equipment, Instruments & Components  —  0 .7%
Keysight Technologies, Inc.
(a)
................. 84,113 15,001,554
Trimble, Inc.
(a)
........................... 137,101 10,277,091
25,278,645
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 449,025 20,735,975
Schlumberger N.V. ........................ 111,497 4,491,099
25,227,074
a
Entertainment  —  1 .7%
Electronic Arts, Inc. ....................... 162,917 20,024,129
Netflix, Inc.
(a)
............................ 21,137 20,645,776
Walt Disney Co. (The) ..................... 205,889 23,277,810
63,947,715
a
Financial Services  —  2 .4%
Fidelity National Information Services, Inc. ........ 119,913 9,769,312
Mastercard, Inc. , Class A .................... 74,481 41,368,982
Visa, Inc. , Class A ........................ 119,841 40,961,654
92,099,948
a
Food Products  —  2 .4%
Bunge Global SA ......................... 191,088 14,547,529
General Mills, Inc. ........................ 445,490 26,791,769

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Food Products (continued)
Kellanova .............................. 540,448 $ 44,170,815
Kraft Heinz Co. (The) ...................... 118,588 3,538,666
McCormick & Co., Inc. , NVS ................. 61,068 4,716,282
93,765,061
a
Health Care Equipment & Supplies  —  2 .2%
Cooper Companies, Inc. (The)
(a)
............... 76,402 7,376,613
Dexcom, Inc.
(a)
.......................... 52,533 4,561,440
Edwards Lifesciences Corp.
(a)
................ 309,850 22,448,632
Hologic, Inc.
(a) (b)
.......................... 89,308 6,442,679
IDEXX Laboratories, Inc.
(a)
................... 40,313 17,014,102
Solventum Corp.
(a)
........................ 59,588 4,413,087
STERIS PLC ............................ 68,458 15,105,258
Zimmer Biomet Holdings, Inc. ................ 74,224 8,126,044
85,487,855
a
Health Care Providers & Services  —  1 .9%
DaVita, Inc.
(a)
............................ 50,714 8,935,807
Elevance Health, Inc. ...................... 50,338 19,918,746
HCA Healthcare, Inc. ...................... 25,999 8,577,330
Humana, Inc. ........................... 13,165 3,860,373
Labcorp Holdings, Inc. ..................... 28,506 7,120,799
Molina Healthcare, Inc.
(a)
.................... 24,143 7,494,229
Quest Diagnostics, Inc. ..................... 105,461 17,200,689
73,107,973
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 79,069 10,791,337
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 20,397 4,757,804
a
Hotels, Restaurants & Leisure  —  0 .5%
Booking Holdings, Inc. ..................... 3,186 15,093,866
Royal Caribbean Cruises Ltd. ................ 22,365 5,962,509
21,056,375
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 74,025 7,811,118
Clorox Co. (The) ......................... 129,849 20,604,439
Kimberly-Clark Corp. ...................... 91,216 11,855,344
Procter & Gamble Co. (The) ................. 100,406 16,666,392
56,937,293
a
Industrial Conglomerates  —  0 .9%
3M Co. ................................ 224,549 34,176,358
a
Insurance  —  2 .3%
Arch Capital Group Ltd. .................... 89,091 8,291,699
Marsh & McLennan Companies, Inc. ............ 49,596 10,756,381
Progressive Corp. (The) .................... 88,884 21,904,573
Prudential Financial, Inc. .................... 289,724 34,987,070
Travelers Companies, Inc. (The) ............... 54,442 13,348,090
89,287,813
a
Interactive Media & Services  —  4 .3%
Alphabet, Inc. , Class A ..................... 405,114 82,651,358
Alphabet, Inc. , Class C , NVS ................. 400,128 82,266,317
164,917,675
IT Services  —  2 .9%
Accenture PLC , Class A .................... 63,389 24,401,596
Akamai Technologies, Inc.
(a)
.................. 42,932 4,288,907
Gartner, Inc.
(a)
........................... 7,487 4,064,168
GoDaddy, Inc. , Class A
(a)
.................... 79,390 16,882,284
International Business Machines Corp. .......... 135,799 34,723,804
MongoDB, Inc. , Class A
(a)
................... 17,345 4,740,735
Security Shares Value
a
IT Services (continued)
Snowflake, Inc. , Class A
(a)
................... 29,146 $ 5,290,290
Twilio, Inc. , Class A
(a)
...................... 102,452 15,017,414
109,409,198
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 109,739 16,627,653
Avantor, Inc.
(a) (b)
.......................... 176,562 3,933,801
Danaher Corp. .......................... 79,802 17,775,098
Mettler-Toledo International, Inc.
(a)
............. 3,784 5,163,041
Waters Corp.
(a)
.......................... 43,598 18,114,097
West Pharmaceutical Services, Inc. ............ 27,998 9,562,717
71,176,407
a
Machinery  —  2 .4%
Caterpillar, Inc. .......................... 12,661 4,702,802
CNH Industrial N.V. ....................... 591,754 7,621,792
Cummins, Inc. ........................... 69,722 24,838,462
Pentair PLC ............................ 330,395 34,255,354
Xylem, Inc. ............................. 155,537 19,292,809
90,711,219
a
Media  —  0 .1%
Interpublic Group of Companies, Inc. (The) ....... 148,019 4,243,705
a
Metals & Mining  —  0 .3%
Newmont Corp. .......................... 181,431 7,750,732
Nucor Corp. ............................ 29,285 3,761,073
11,511,805
a
Multi-Utilities  —  0 .5%
Consolidated Edison, Inc. ................... 103,994 9,748,398
NiSource, Inc. ........................... 277,070 10,334,711
20,083,109
a
Oil, Gas & Consumable Fuels  —  3 .3%
Cheniere Energy, Inc. ...................... 145,053 32,441,103
ONEOK, Inc. ............................ 507,292 49,293,564
Targa Resources Corp. ..................... 144,344 28,406,899
Valero Energy Corp. ....................... 55,234 7,346,122
Williams Companies, Inc. (The) ............... 136,960 7,591,693
125,079,381
a
Pharmaceuticals  —  2 .6%
Eli Lilly & Co. ........................... 67,331 54,610,827
Merck & Co., Inc. ......................... 153,821 15,200,591
Zoetis, Inc. , Class A ....................... 170,434 29,127,171
98,938,589
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 163,519 49,547,892
Broadridge Financial Solutions, Inc. ............ 91,828 21,875,266
71,423,158
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 118,556 17,159,795
a
Semiconductors & Semiconductor Equipment  —  11 .1%
Advanced Micro Devices, Inc.
(a)
............... 157,075 18,212,846
Applied Materials, Inc. ..................... 195,174 35,199,631
Broadcom, Inc. .......................... 354,514 78,443,313
First Solar, Inc.
(a)
......................... 25,808 4,323,356
Intel Corp. ............................. 608,080 11,814,994
Lam Research Corp. ...................... 284,307 23,043,082
Marvell Technology, Inc. .................... 80,684 9,105,996
Micron Technology, Inc. ..................... 101,131 9,227,193
NVIDIA Corp. ........................... 1,299,535 156,035,168
NXP Semiconductors N.V. ................... 118,243 24,659,578

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ........................ 65,709 $ 11,363,057
Texas Instruments, Inc. ..................... 239,180 44,155,020
425,583,234
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 74,845 32,740,945
ANSYS, Inc.
(a)
........................... 25,990 9,109,495
Atlassian Corp. , Class A
(a)
................... 29,611 9,084,063
Autodesk, Inc.
(a)
.......................... 103,518 32,229,294
Cadence Design Systems, Inc.
(a)
.............. 53,334 15,873,265
HubSpot, Inc.
(a)
.......................... 10,233 7,976,930
Intuit, Inc. .............................. 61,744 37,139,633
Microsoft Corp. .......................... 447,044 185,550,083
Palo Alto Networks, Inc.
(a) (b)
.................. 59,985 11,062,434
PTC, Inc.
(a)
............................. 26,317 5,091,813
Salesforce, Inc. .......................... 137,497 46,982,725
ServiceNow, Inc.
(a)
........................ 38,755 39,467,317
Synopsys, Inc.
(a)
......................... 20,593 10,821,210
Workday, Inc. , Class A
(a)
.................... 60,878 15,953,689
459,082,896
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 66,851 12,364,092
Crown Castle, Inc. ........................ 207,517 18,527,118
Digital Realty Trust, Inc. .................... 22,678 3,716,017
Equinix, Inc. ............................ 23,432 21,408,881
Iron Mountain, Inc. ........................ 68,644 6,972,171
62,988,279
a
Specialty Retail  —  4 .0%
Best Buy Co., Inc. ........................ 169,101 14,519,012
Home Depot, Inc. (The) .................... 154,961 63,840,833
Lowe's Companies, Inc. .................... 103,693 26,964,328
Tractor Supply Co. ........................ 399,310 21,706,491
Williams-Sonoma, Inc. ..................... 114,011 24,098,505
151,129,169
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  6 .1%
Apple, Inc. ............................. 844,363 $ 199,269,668
Hewlett Packard Enterprise Co. ............... 890,821 18,876,497
HP, Inc. ............................... 210,279 6,834,068
Seagate Technology Holdings PLC ............. 38,773 3,736,166
Western Digital Corp.
(a)
..................... 60,740 3,955,996
232,672,395
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Deckers Outdoor Corp.
(a)
.................... 157,391 27,914,868
Lululemon Athletica, Inc.
(a)
................... 13,623 5,642,646
33,557,514
a
Trading Companies & Distributors  —  1 .2%
Ferguson Enterprises, Inc.
(b)
................. 105,081 19,032,271
WW Grainger, Inc. ........................ 24,932 26,494,488
45,526,759
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,101,566,327 ) ............................... 3,811,098,891
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 12,492,675 12,498,921
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 8,787,128 8,787,128
a
Total Short-Term Securities — 0.6%
(Cost: $ 21,283,833 ) ................................. 21,286,049
Total Investments — 100.3%
(Cost: $ 3,122,850,160 ) ............................... 3,832,384,940
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (9,980,014)
Net Assets — 100.0% ................................. $ 3,822,404,926
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,271,154  $ —  $ (5,777,777)
(a)
$ 7,620  $ (2,076) $ 12,498,921  12,492,675  $ 34,382
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,126,467  3,660,661
(a)
—  —  —  8,787,128  8,787,128  245,859  —
$ 7,620  $ (2,076)
$ 21,286,049
$ 280,241  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
MSCI USA ESG Select ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 35 03/21/25 $ 10,618 $ (36,279)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,811,098,891  $ —  $ —  $ 3,811,098,891
Short-Term Securities
Money Market Funds ...................................... 21,286,049  —  —  21,286,049
$ 3,832,384,940  $ —  $ —  $ 3,832,384,940
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (36,279) $ —  $ —  $ (36,279)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust